April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Stock Funds

- Dreyfus International Equity Fund
- Dreyfus International Small Cup Fund
- Dreyfus Small Cap Equity Fund

 1933 Act File No.: 333-100610
 1940 Act File No.: 811-21236
 CIK No.: 0001199348

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses for Class T shares of the above-referenced Funds and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 40 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2017, with the exception of the Supplement to the Class T Prospectuses and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at (412) 236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal